Additional Information - Condensed Financial Information of the Parent Company - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 63,461	$ 10,000	¥ 109,916	$ 17,248	¥ 193,920	¥ 578,558
Time deposit			45,674
Non-current assets:
Other non-current assets	313	49	313
Total non-current assets	147,366	23,125	163,006
Current liabilities:
Other taxes payable	21,822	3,424	22,992
Total current liabilities	151,784	23,816	176,164
Non-current liabilities:
Other non-current liabilities	957	150	1,498
Total non-current liabilities	7,981	1,252	11,182
Stockholders' Equity Attributable to Parent [Abstract]
Treasury stock (14,907,047 and 14,907,047 treasury stock as of December 31, 2020 and 2021, respectively)	(45,886)	(7,200)	(45,886)
Additional paid-in capital	1,231,135	193,192	1,221,339
Accumulated deficit	(983,600)	(154,355)	(881,700)
Accumulated other comprehensive loss	(7,408)	(1,161)	(5,805)
TOTAL SHAREHOLDERS' EQUITY	194,413	30,510	288,164
TOTAL LIABILITIES AND EQUITY	353,075	55,405	474,407
Class A ordinary shares
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares	182	29	181
Class B ordinary shares
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares	35	5	35
Reportable Legal Entities Member | Parent Company [Member]
Current assets:
Cash and cash equivalents	41,811	6,561	46,501
Time deposit	0	0	45,674
Prepayment and other current assets	1,016	160	4,684
Receivables due from subsidiaries, VIEs and subsidiaries of VIEs	106,845	16,766	101,952
Total current assets	149,672	23,487	198,811
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	52,139	8,182	97,465
Total non-current assets	52,139	8,182	97,465
TOTAL ASSETS	201,811	31,669	296,276
Current liabilities:
Other taxes payable	6,081	954	6,224
Other current liabilities	361	56	390
Total current liabilities	6,442	1,010	6,614
Non-current liabilities:
Other non-current liabilities	957	150	1,498
Total non-current liabilities	957	150	1,498
TOTAL LIABILITIES	7,399	1,160	8,112
Stockholders' Equity Attributable to Parent [Abstract]
Treasury stock (14,907,047 and 14,907,047 treasury stock as of December 31, 2020 and 2021, respectively)	(45,886)	(7,200)	(45,886)
Additional paid-in capital	1,231,135	193,192	1,221,339
Accumulated deficit	(983,646)	(154,356)	(881,700)
Accumulated other comprehensive loss	(7,408)	(1,161)	(5,805)
TOTAL SHAREHOLDERS' EQUITY	194,412	30,509	288,164
TOTAL LIABILITIES AND EQUITY	201,811	31,669	296,276
Reportable Legal Entities Member | Class A ordinary shares | Parent Company [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares	182	29	181
Reportable Legal Entities Member | Class B ordinary shares | Parent Company [Member]
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares	¥ 35	$ 5	¥ 35